Long-Term Incentive Plans - Schedule of Share Based Compensation Restricted Stock Units (Parenthetical) (Details) - Restricted stock units - shares		1 Months Ended	12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested		0	217,987
Shares forfeited		0	0
Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	506,136
Shares forfeited	715,902